Intangible assets - other details (Details)				12 Months Ended
	Jul. 09, 2013 CAD ($)	Jul. 09, 2013 USD ($)	Oct. 09, 2012 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2012 CAD ($) $ / shares shares
Total amount paid	$ 42,460	$ 40,000
Common shares issued | shares							143,100
Common per share | $ / shares							$ 0.35
Installment price							$ 50,400
Additional purchase paid						$ 75,000
Impairment loss					$ 64,562
Recovery provision					$ 95,490
Expiration year				10 years
Annual license fee				$ 1,000
Issuance to UFRF, shares of common stock | shares			180,397	160,783
Milestone payment				$ 500,000
Receipt of regulatory				$ 100,000
Net sale product				1.50%
Commercial sale of product				10 years
Royalty amount received				5.00%